Supplementary cash flow information (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Source (use) of cash:
Trade and other receivables	CAD (2,373)	CAD (12,417)
Prepaid expenses and deposits	79	285
Trade and other accrued liabilities	16,850	11,103
Adjustments For Changes in non-cash working capital	14,556	(1,029)
Related to operating activities	(2,542)	567
Related to financing activities	0	0
Related to investing activities	17,098	(1,596)
Adjustments For Changes in non-cash working capital	CAD 14,556	CAD (1,029)